Convertible Notes and Demand Loans	3 Months Ended
Jul. 31, 2012
Debt Disclosure [Abstract]
Convertible Notes and Demand Loans

7.	Convertible Notes and Demand Loans:

In July 2010, the Company closed a financing with a group of its existing shareholders for US $2.5 million of funding. The transactions included the issuance of $2.5 million in senior secured convertible notes (“Senior I Notes”), the conversion of the outstanding Preferred A Shares into approximately $2.5 million junior secured convertible notes (“Junior Notes”) and the reacquisition of a 10% working interest in the Marmaton River and Grassy Creek projects from MPI in exchange for a 2.75% gross overriding royalty on these properties.

On December 28, 2010, January 31, 2011 and March 7, 2011, the Company issued an aggregate of $4.6 million senior secured convertible notes (“Senior II Notes”).

The Senior I and Senior II Notes are senior obligations of the Company secured by the oil and gas assets in the state of Missouri. The Junior Notes are secured by the same assets, but rank behind the Senior I and II Notes in priority.

The investors in the Senior I Notes and the Junior Notes were extended full anti-dilution protection on all convertible securities, including notes and warrants.

For a period of one year following the closing date of each note, the investors in the notes have a right to participate in future financings of the Company.

In the event the Company issues common shares or securities convertible into or exercisable for common shares at a price per share or conversion or exercise price less than the conversion or exercise prices agreed to for each note, the conversion price of the notes and the exercise price of the warrants automatically reduce to such lower prices. The number of warrants outstanding will be increased such that the expected exercise proceeds remain unchanged.

The Company incurred $327,752 of loan fees for the issuance of Senior and Junior Notes which are presented as a deferred asset on the balance sheet and recognized as an expense over the term of the respective notes. During the three months ended July 31, 2012 and 2011, the Company recognized $48,830 and $48,147l as expense.

The table details the amounts recognized for the Senior and Junior Notes at the date of issuance:

	Face value of the Notes	Carrying amount of the Notes	Conversion feature	Senior warrants
Senior I Notes	$2,500,000	$1,245,490	$327,790	$926,720
Senior II Notes	4,600,000	3,090,820	627,830	881,350
	7,100,000	4,336,310	955,620	1,808,070
Junior Notes	2,501,069	1,573,489	927,580	-
	$9,601,069	$5,909,799	$1,883,200	$1,808,070

The conversion feature and senior warrants amounts recognized are the fair values of the derivative components at issuance date, with the remainder of the proceeds being attributed to the liability components of the notes.

The table details the continuity of convertible notes for the year ended April 30, 2012 and for the three months ended July 31, 2012:

	Face Value of the Notes	Carrying amount of the Notes
Balance, April 30, 2011	$9,451,069	$6,666,263
Issued
Interest and amortization of debt discount	-	2,155,459
Accrued interest applied to principal	275,911	275,911
Balance, April 30, 2012	9,726,980	9,097,633
Issued	-	-
Amortization of debt discount	-	307,682
Balance, July 31, 2012	$9,726,980	$9,405,315

(a)	Senior I Notes

The Senior I Notes pay interest quarterly at an annual rate of 8% in cash or 12% in additional Senior I Notes at the Company’s option until January 30, 2011 and at the holder’s option thereafter. The Senior I Notes mature on January 30, 2012 (currently in default) and are convertible at any time at the holder’s option at a conversion price of $0.50 per common share. The Senior I Notes are also redeemable in cash at any time at the Company’s option or convertible into common shares at the Company’s option if certain conditions have been met. In the event of redemption before the end of the term, there will be a 5% repayment premium. Note holders may elect to receive the redemption amount in common shares at the conversion price.

In addition, one warrant was issued to the Senior I Note holders for each $0.50 principal amount of the Senior I Notes for a total of 5,000,000 Senior I Warrants (“Senior I Warrants”). The Senior I Warrants were initially exercisable at $0.50 per share until July 29, 2013. On December 28, 2010, upon the issuance of Senior II notes and Senior II warrants. The conversion price of the Senior I Notes was reduced to $0.20 per share and the number of Senior I Warrants was increased to 12,500,000 and the exercise price reduced to $0.20 per share.

The fair values of the conversion feature and Senior I Warrants were estimated using the Black-Scholes pricing model (equivalent value to utilizing binomial models) based on a risk-free rate of 0.29% - 0.84%, expected volatility of 75% - 100%, and an expected life of 18 months to 3 years.

During the three months ended July 31, 2012 and 2011, the Company accreted the debt discount in the amount of $- and $142,372 respectively. The Company recorded 15% default interest during the three months ended July 31, 2012 and 2011.

(b)	Senior II Notes

The Senior II Notes pay interest quarterly at an annual rate of 8% in cash or 12% in additional Senior II Notes at the Company’s option for the first six months after closing and at the holder’s option thereafter. The Senior II Notes mature on June 28, 2012 (currently in default) and are convertible at any time at the holder’s option at a conversion price of $0.20 per common share. The Senior II Notes are also redeemable in cash at any time at the Company’s option or convertible into common shares at the Company’s option if certain conditions have been met. In the event of redemption before the end of the term, there will be a 15% premium due on the investment amount. Note holders may elect to receive the redemption in common shares at the conversion price.

In addition, one warrant has been issued to the Senior II Note holders for each $0.50 principal amount of the Senior Notes for a total of 9,200,000 Senior II Warrants (“Senior II Warrants”). The Senior II Warrants have an exercise price of $0.25 per share, of which 2,400,000 are exercisable until December 28, 2013, 5,600,000 are exercisable until January 31, 2014 and 1,200,000 are exercisable until March 7, 2014.

The fair values of the conversion feature and Senior II Warrants were estimated using the Black-Scholes pricing model (equivalent value to utilizing binomial models) based on a risk-free rate of 0.28% - 1.15%, expected volatility of 120% - 130%, and an expected life of 18 months to 3 years.

During the three months ended July 31, 2012 and 2011, the Company accreted the debt discount in the amount of $229,820 and $93,046 respectively. During the three months ended July 31, 2011, the Company utilized the effective interest method. As of April 30, 2012, the Company changed accounting methods and began utilizing the straight-line method. The Company recorded 15% default interest during the three months ended July 31, 2012 and 2011.

(c)	Junior Notes

The Junior Notes pay interest quarterly at an annual rate of 5% in cash or 7.5% in additional Junior Notes at the Company’s option until January 30, 2011 and at the holder’s option thereafter. The notes are currently in default due to the delinquency in interest payments. The Junior Notes mature on July 30, 2013 and are convertible at any time at the holder’s option at a conversion price of $0.50 per common share. The Junior Notes are redeemable in cash at any time at the Company’s option or convertible into common shares at the Company’s option if certain conditions have been met. In the event of redemption before the end of the term, there will be a 5% premium due on the investment amount. Note holders may elect to receive the redemption amount in common shares at the conversion price.

On December 28, 2010, the conversion price of the Junior Notes was reduced to $0.20 per share pursuant to the terms described above.

The fair value of the conversion feature was estimated using the Black-Scholes pricing model (equivalent value to utilizing binomial models) based on a risk-free rate of 0.84%, expected volatility of 100%, and an expected life of 3 years.

During the three months ended July 31, 2012 and 2011, the Company accreted the debt discount in the amount of $77,862 and $2,416 respectively. During the three months ended July 31, 2011, the Company utilized the effective interest method. As of April 30, 2012, the Company changed accounting methods and began utilizing the straight-line method. The Company recorded 15% default interest during the three months ended July 31, 2012 and 2011.

(d)	Demand Loans

On July 16, 2012, the Company entered into a $250,000 Demand Promissory Note (“Demand Loan”) with Petro River. The Demand Loan bears interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured. During the three months ended July 31, 2012, the Company has accrued interest of approximately $822.